Annual Total Returns - Fidelity Mid-Cap Stock Fund [BarChart] - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.41%)
Annual Return 2012	14.93%
Annual Return 2013	38.97%
Annual Return 2014	7.11%
Annual Return 2015	(3.08%)
Annual Return 2016	14.94%
Annual Return 2017	18.68%
Annual Return 2018	(6.47%)
Annual Return 2019	25.35%
Annual Return 2020	11.37%